Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2020
Retirement Benefits [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The following table lists the components of net benefit costs for the pension plans and other post-employment benefits ("OPEB") in the unaudited interim consolidated statements of operations for the three and six-month periods ended June 30:

	Pension benefits
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Service cost	$4,136	$2,795	$7,703	$6,060
Non-service costs
Interest cost	4,112	3,670	8,903	8,429
Expected return on plan assets	(6,261)	(3,088)	(12,510)	(10,211)
Amortization of net actuarial loss	1,145	2,060	2,290	1,744
Amortization of prior service credits	(402)	(412)	(804)	(390)
Amortization of regulatory assets/liabilities	4,769	1,194	8,307	4,271
	$3,363	$3,424	$6,186	$3,843
Net benefit cost	$7,499	$6,219	$13,889	$9,903

8.	Pension and other post-employment benefits (continued)

	OPEB
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Service cost	$1,466	$1,203	$2,933	$2,402
Non-service costs
Interest cost	1,755	1,834	3,574	3,618
Expected return on plan assets	(2,193)	(1,371)	(4,385)	(3,301)
Amortization of net actuarial gain	(14)	(424)	(27)	(476)
Amortization of prior service credits	—	(10)	—	(105)
Amortization of regulatory assets/liabilities	706	294	1,625	1,461
	$254	$323	$787	$1,197
Net benefit cost	$1,720	$1,526	$3,720	$3,599

The service cost components of pension plans and OPEB are shown as part of operating expenses within operating income in the unaudited interim consolidated statements of operations. The remaining components of net benefit cost are considered non-service costs and have been included outside of operating income in the unaudited interim consolidated statements of operations.